Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure - Income Taxes - Additional Information (Detail) [Line Items]
Undistributed Earnings of Foreign Subsidiaries	$ 10,688
Deferred Tax Assets, Valuation Allowance	74,558	$ 43,330
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	74,558
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	$ 106,788
U.S. federal tax benefit at statutory rate	21.00%	21.00%
Increase in valuation allowance description	The increase in the valuation allowance of $31,228 includes $10,347 related to the acquisition of exactEarth’s deferred tax assets subjected to a valuation allowance through purchase accounting. The remaining valuation allowance change of $20,882 is mostly related to current year losses.
Domestic Tax Authority
Disclosure - Income Taxes - Additional Information (Detail) [Line Items]
Operating Loss Carryforwards	$ 189,313	$ 135,134
Domestic Tax Authority | Latest Tax Year
Disclosure - Income Taxes - Additional Information (Detail) [Line Items]
Tax Purposes Expiration Year	2032
Domestic Tax Authority | Research Tax Credit Carryforward
Disclosure - Income Taxes - Additional Information (Detail) [Line Items]
Operating Loss Carryforwards	$ 3,332	2,454
State and Local Jurisdiction
Disclosure - Income Taxes - Additional Information (Detail) [Line Items]
Operating Loss Carryforwards	65,512	38,323
Luxembourg Tax Authority
Disclosure - Income Taxes - Additional Information (Detail) [Line Items]
Operating Loss Carryforwards	$ 12,063	6,227
Operating Loss Carry Forwards Expiration Year	2035
Singapore Tax Authority
Disclosure - Income Taxes - Additional Information (Detail) [Line Items]
Operating Loss Carryforwards	$ 2,685	2,336
Canada Tax Authority
Disclosure - Income Taxes - Additional Information (Detail) [Line Items]
Operating Loss Carryforwards	$ 16,793	16,398
Operating Loss Carry Forwards Expiration Year	2029
United Kingdom Tax Authority
Disclosure - Income Taxes - Additional Information (Detail) [Line Items]
Operating Loss Carryforwards	$ 188	$ 192